Cover	Oct. 30, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 30, 2026
Entity Registrant Name	Arbor Realty Trust, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-32136
Entity Tax Identification Number	20-0057959
Entity Address, Address Line One	333 Earle Ovington Boulevard
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Uniondale
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11553
City Area Code	516
Local Phone Number	506-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001253986
Amendment Flag	false
Common Stock, par value $0.01 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ABR
Security Exchange Name	NYSE
Preferred Stock, 6.375% Series D Cumulative Redeemable, par value $0.01 per share
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock, 6.375% Series D Cumulative Redeemable, par value $0.01 per share
Trading Symbol	ABR-PD
Security Exchange Name	NYSE
Preferred Stock, 6.25% Series E Cumulative Redeemable, par value $0.01 per share
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock, 6.25% Series E Cumulative Redeemable, par value $0.01 per share
Trading Symbol	ABR-PE
Security Exchange Name	NYSE
Preferred Stock, 6.25% Series F Fixed-to-Floating Rate Cumulative Redeemable, par value $0.01 per share
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock, 6.25% Series F Fixed-to-Floating Rate Cumulative Redeemable, par value $0.01 per share
Trading Symbol	ABR-PF
Security Exchange Name	NYSE